Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans	Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans
Defined Contribution Plan - We sponsor a defined contribution plan covering eligible employees. Eligible employees can contribute on a pre-tax basis to the plan. In accordance with the terms of the 401(k) plan, we elect to match a certain percentage of the participants’ contributions to the plan, as defined. We recognized expense associated with the plan of $4.6 million, $4.3 million and $4.0 million for the years ended December 31, 2024, 2023, and 2022, respectively.
Pension and Other Post-Retirement Benefit Plans - We sponsor pension and other post-retirement benefit plans that cover certain hourly and salaried employees in the U.S. and United Kingdom. Each of the plans are frozen to new participants and to additional service credits earned. Our policy is to make annual contributions to the plans to fund the minimum contributions, as required by local regulations.
As of December 31, 2022, the Company settled its U.S. Pension Plan liabilities through lump-sum payments and purchase of an annuity contract. The lump-sum payments of $4.4 million and the annuity contract totaling $25.2 million were paid out of plan assets and resulted in an $9.2 million non-cash settlement charge, which was recorded in Other comprehensive income in the Consolidated Statements of Comprehensive Income (Loss) during the year ended December 31, 2022.
The change in benefit obligation, plan assets and funded status as of December 31 is as follows:

	Non-U.S. Pension Plan
	2024	2023
Change in benefit obligation:
Benefit obligation — Beginning of the year	$32,172	$29,885
Interest cost	1,399	1,418
Benefits paid	(1,736)	(1,801)
Actuarial (gain) loss	(2,734)	1,087
Exchange rate changes	(435)	1,583
Benefit obligation at end of the year	$28,666	$32,172
Change in plan assets:
Fair value of plan assets — Beginning of the year	$23,052	$21,537
Actual return on plan assets	(1,652)	1,053
Employer contributions	1,240	1,125
Benefits paid	(1,736)	(1,801)
Exchange rate changes	(313)	1,138
Fair value of plan assets at end of the year	20,591	23,052
Funded status [1]	$(8,075)	$(9,120)
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(1)Amounts are included in Pension and other post-retirement liabilities in the Consolidated Balance Sheets at December 31, 2024 and 2023.
Actuarial Gain - The projected Non-U.S. benefit obligation includes a net gain of $2.7 million for the year ended December 31, 2024 driven primarily by an increase in the discount rate assumption.
The components of net periodic cost (benefit) for the years ended December 31 were as follows:

	Non-U.S. Pension Plan
	2024	2023	2022
Interest cost	$1,399	$1,418	$785
Expected return on plan assets	(1,293)	(1,221)	(1,016)
Amortization of prior service cost	50	48	48
Recognized actuarial loss	872	757	603
Net periodic cost (benefit)	$1,028	$1,002	$420
Net periodic cost (benefit) components, not inclusive of service costs, are recognized in Other (income) expense within the Consolidated Statements of Operations.
Amounts Recognized in Other Comprehensive Income (Loss) - Amounts recognized in Other comprehensive income (loss), before taking into account income tax effects, at December 31 are as follows:

	Non-U.S. Pension Plan
	2024	2023	2022
Net actuarial loss	$13,899	$14,165	$13,603
Prior service cost	538	572	618
	$14,437	$14,737	$14,221
Other Changes in Plan Assets and Benefit Obligations Recognized in Comprehensive Income (Loss) - Amounts recognized as other changes in plan assets and benefit obligations in comprehensive income (loss), before taking into account income tax effects, for the year ended December 31 are as follows:

	Non-U.S. Pension Plan
	2024	2023
Actuarial (gain) loss	$205	$1,186
Amortization of actuarial (loss) gain	(844)	(716)
Prior service credit	(48)	(46)
Total recognized in other comprehensive income (loss)	$(687)	$424
Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

	Non-U.S. Pension Plan
	2024	2023
Discount rate	5.40%	4.45%
Weighted-average assumptions used to determine net periodic benefit cost at December 31 were as follows:

	Non-U.S. Pension Plan
	2024	2023	2022
Discount rate	4.45%	4.45%	1.80%
Expected return on plan assets	5.65%	5.65%	2.90%
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations. An incremental amount for active plan asset management and diversification, where appropriate, is included in the rate of return assumption. Our pension plan investment strategy is reviewed periodically, but no less frequently than annually.
We employ a total return investment approach whereby a mix of equities, fixed income and real estate investments are intended to maximize the long-term return of plan assets taking into consideration a prudent level of risk. The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity, balanced, fixed income and real estate investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and large and small capitalizations. Other assets, such as real estate, are used judiciously to perhaps enhance long-term returns and to improve portfolio diversification. Derivatives may be used to gain market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis in light of annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews. We expect to contribute approximately $1.5 million to our non-U.S. pension plan and our other post-retirement benefit plans in 2025.
Our investment allocation target for our non-U.S. pension plan for 2024 and our weighted-average asset allocations of our pension assets for the years ended December 31, by asset category, are as follows:

	Target Allocation %		Actual Allocations %
	2024	2023	2024	2023
Cash and cash equivalents	—	—	1	1
Equity/Balanced securities	27	23	26	23
Fixed income securities	73	77	73	76
	100%	100%	100%	100%
The non-U.S. pension plan assets are held in a pooled separate account which represents an insurance contract under which plan assets are administered through pooled funds. The contract portfolio includes cash and cash equivalents, equity/ balanced securities, and fixed income securities. The contract is valued daily based on the market value of the underlying net assets. The majority of the underlying net assets have observable Level 1 and/or 2 quoted pricing inputs which are used to determine the unit value of the contract, which is not publicly quoted and therefore classified as Level 2 of the fair value hierarchy. See Note 1, Significant Accounting Policies, for further detail on fair value hierarchy.
The assets within the insurance contract can be described as follows:
Equity Securities - Includes common stocks issued by U.S., United Kingdom and other international companies, equity funds that invest in common stocks and unit linked insurance policies. Equity investments generally allow near-term (within 90 days of the measurement date) liquidity and are held in issues that are actively traded to facilitate transactions at minimum cost.
Balanced Securities - Includes funds primarily invested in a mix of equity and fixed income securities where the allocations are at the discretion of the investment manager. Investments generally allow near-term (within 90 days of the measurement date) liquidity and are held in issues that are actively traded to facilitate transactions at minimum cost.
Fixed Income Securities - Includes U.S. dollar-denominated and United Kingdom and other international marketable bonds and convertible debt securities as well as fixed income funds that invest in these instruments. Investments generally allow near-term liquidity and are held in issues that are actively traded to facilitate transactions at minimum cost.
The fair values of our pension plan assets by asset category and by level as described in Note 1, Significant Accounting Policies, for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Insurance contracts and other	$20,591	$—	$20,591	$—
Total pension fund assets	$20,591	$—	$20,591	$—

	December 31, 2023
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Insurance contract and other	$23,052	$—	$23,052	$—
Total pension fund assets	$23,052	$—	$23,052	$—
The following table summarizes expected future benefit payments out of our pension and other post-retirement benefit plans:

Year Ending December 31,	Pension Plans
2025	$1,995
2026	$1,918
2027	$1,937
2028	$1,997
2029	$2,088
2030 to 2034	$9,915